Exhibit 99.5 Schedule 3

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
23072580	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023: Appraisal, Credit Report and Desk Review. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 9:16AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 9:16AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines state a payment shock of 300% is the maximum for loans with DTI less than 45%. Since the borrowers are living rent free the payment shock exceeds 300%.

Response 1 (11/xx/2023 7:43AM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a loan that does not meet the 5% minimum borrower contribution is 75%. Borrower contribution is verified below 5% at 3.69%, so the LTV of 80% exceeds the maximum allowable for this transaction type.

Response 1 (11/xx/2023 7:44AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 08/xx/2023 which supports the appraised value.	Comp factors - 791 score. $11.950 per month residual income. Comp Factors - 791 score. $11.950 per month residual income.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
23072388	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (11.206%) and the calculated APR (8.360%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%.

Response 1 (10/xx/2023 11:33AM)
The loan is Non-QM. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The loan was qualified using the 12 month business bank statement program; however, the May 2023 business bank statement was missing from the loan file, and the loan did not contain 12 months consecutive business bank statements as required.

Response 1 (09/xx/2023 11:58AM)
May credit card statement received. May bank statement required. (Upheld)

Response 2 (10/xx/2023 12:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The Closing Disclosure reflected the borrowers funds required to close were $67,495, with a $5,000 EMD credit, plus the program requirement for 6 mos PITI reserves of $33,358, for a total required funds verified of $106,481. The Loan file contained asset documentation totaling $91,376 in verified assets. The verified assets were primarily from the business account, and as per the guidelines the business expense ratio adjustment must be considered. In this case it was 20%, which resulted in the borrower being short reserve assets in the amount of $15,105.

Response 1 (10/xx/2023 12:18PM)
The tape reflected 6/xx/2023 guides were used for review of the subject loan. The 8/xx/2023 guide change is not relevant to this case. (Upheld)

Response 2 (10/xx/2023 2:03PM)
Please provide a waiver. (Upheld)

Response 3 (10/xx/2023 7:57AM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.5.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
23061956	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 07/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 10:00AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

QM – Points and Fees. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XX or more, and the transaction's total points and fees is $16,752.00, which exceeds 3 percent of the total loan amount of $XX.

Response 1 (10/xx/2023 9:53AM)
The loan is Non-QM. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The file contained a lender exception for payment shock 250% when DTI is greater than 45%. The final DTI per the UW Summary is 40.493% and the audit DTI is 43.024%. Both are under 45% which allows a payment shock up to 300%. The payment shock is still exceeded and an exception is warranted; however, the exception is not accurate.

Response 1 (10/xx/2023 7:26AM)
A new exception is required for payment shock over 300% with a DTI under 45%. (Upheld)

Response 2 (11/xx/2023 12:01PM)
Waiver granted by Investor. (Waived)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation: Condo Questionnaire. Additional conditions may apply.

Response 1 (10/xx/2023 7:21AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters for vesting in an Entity. Guidelines require a background check for vesting in an Entity. The file did not contain the background check for Disabled but XX

Response 1 (10/xx/2023 7:22AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/xx/2023, which supports the appraised value.	Compensating Factors: FICO 798, 30 years at present address.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
23072634	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Security Instrument - Trust Missing-

Title to the Property is held in a Trust, but the Trust Document is missing. Unable to determine if signatures on the Security Instrument are accurate.

Response 1 (10/xx/2023 9:53AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%.

Response 1 (10/xx/2023 9:34AM)
The loan is Non-QM. (Resolved)

(Clear) Note - Trust Missing-

Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate.

Response 1 (10/xx/2023 9:54AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 9:46AM)
The documentation provided is not sufficient to cure the finding. The PCCD provided has the correct payee for the Credit Report and also discloses the Trust Cert fee is paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. (Upheld)

Response 2 (11/xx/2023 3:30PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Other-

Lender Exception for the Payment Shock of 417%, which exceeds the maximum of 250% prior to consummation. The lender exception was based from using the real estate tax base for the unimproved property for a total PITI of $16,010.31; however, the subject property is a purchase of a primary located in California with a sales price of $xx; therefore the tax base used should have been 1.25% of the sales price for a total PITI of $17,842.41.

Response 1 (11/xx/2023 12:05PM)
Please provide the documented annual taxes used. (Upheld)

Response 2 (11/xx/2023 12:11PM)
Referenced documentation not received. (Upheld)

Response 3 (11/xx/2023 1:53PM)
Waiver granted by Investor. (Waived)

(Clear) DTI - Exceeds Guidelines-

The DTI exceeds Originator Guidelines. The origination underwriter calculated the PITI payment using the real estate tax base for the unimproved property of $721.03 for a total PITI of $16,010.31. The subject property is a purchase of a primary located in California with a sales price of $xx; therefore the tax base used should have been 1.25% of the sales price equaling $xx for a total PITI of $17,842.41. As a result the DTI increased from 47.873% to 59.214% exceeding maximum All Star maximum program guidelines.

Response 1 (11/xx/2023 12:08PM)
Please provide the documented annual taxes used. (Upheld)

Response 2 (11/xx/2023 12:13PM)
Referenced documentation not received. (Upheld)

Response 3 (11/xx/2023 1:56PM)
Please provide updated exception for DTI of 48.691%. (Upheld)

Response 4 (12/xx/2023 11:13AM)
Updated exception is required. (Upheld)

Response 5 (12/xx/2023 10:53AM)
Final DTI is below 50%, which is within guidelines. (Resolved)

(Open) Income - Employment History-

Lender Exception for the Co-Borrower's business not having a full 2 year operating history prior to consummation. Deemed Non Material based on compensating factors.

(Clear) Title Commitment - Other-

The Note and Title Commitment reflected the Borrower's vesting as a Trust; however, the loan file did not contain the Trust Cert or Trust documentation as required per the guidelines.

Response 1 (10/xx/2023 1:33PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. The Conditional Approval required a Credit Refresh within 10 days prior to closing on 8/xx/2023, and the Loan Application reflected debts different than the origination credit report. The loan file did not contain a Credit Refresh as required.

Response 1 (11/xx/2023 11:45AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The Payment Shock Lender Exception reflects a compensating factor as additional assets from a bridge loan that were to be included towards the subject purchase. The loan file did not contain documentation of a new bridge loan debt or verification of which property that debt was secured against. The loan file also did not contain asset documentation including proceeds from the bridge loan reflected on the exception form. The guidelines require all debt to be addressed and verified, which may affect qualifying DTI, and additional conditions may apply.

Response 1 (11/xx/2023 12:11PM)
The $7,500 monthly payment on the bridge loan will further increase the excessive DTI. (Upheld)

Response 2 (11/xx/2023 12:15PM)
Referenced documentation not received. (Upheld)

Response 3 (11/xx/2023 1:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The origination underwriter included in the borrowers income social security income for 2 dependents of $1255 each. The assets reflect current income direct deposits for both dependents; however the loan file does not contain any documentation from Social Security as listed in the guidelines (Awards letter or 2 yrs 1099s), and does not contain evidence of continuance for at least 3 years after the Note date of 8/xx/2023 as required per the guidelines.

Response 1 (10/xx/2023 1:35PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 3.7. The loan file contained two appraisals, one with a value of $XX and a second with a value of $XX that supported the value used in qualifying of $XX.	Comp Factors - Credit Score of 803, Reserves of $355,323/19 mos Comp Factors - Credit Score 803, Reserves $355,323/19 mos	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23072242	XX	7/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 07/xx/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/xx/2023 12:35PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 07/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/xx/2023 12:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.349% and the calculated APR 9.345%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($xx), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%.

Response 1 (09/xx/2023 12:31PM)
The loan is Non-QM. (Resolved)

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $xx or more, and the transaction's total points and fees is $25,530.30, which exceeds 3 percent of the total loan amount of $xx

Response 1 (09/xx/2023 12:32PM)
The loan is Non-QM. (Resolved)

(Open) Program Parameters - Other-

Lender Exception for Payment shock exceeding 300% per guidelines. Deemed Non Material based on compensating factors (waived).

(Clear) Gift Letter - No Evidence of Funds-

Per guidelines, documentation to evidence the donor gave the closing agent the gift funds. The loan file is missing evidence the donor gave the gift funds of $118,553 to the closing agent for the funds to close.

Response 1 (09/xx/2023 11:22AM)
Still missing evidence of transfer. (Upheld)

Response 2 (09/xx/2023 1:21PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Per guidelines, gift funds are allowed with a minimum of 5% borrower contribution with a max 80% LTV. The loans closed at a stacked LTV of 80%. The 5% of the sale price is $XX. Verified borrower funds is $35,363. The borrower is short the minimum 5% contribution by $3,387.00

Response 1 (10/xx/2023 10:24AM)
Most recent business account only has a $1,359 balance. (Upheld)

Response 2 (10/xx/2023 10:42AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/xx/2023 which supports the appraised value.	Comp Factors - DTI 36.236%, Residual Income $13,191.31 Comp Factors - DTI 36.236%, Residual Income $13,191.31	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23072659	XX	8/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Mortgage History - Missing/Incomplete-

The property located at XX refinanced on 7/xx/23 paying off the mortgage with XX. The mortgage is not reflected on the credit report and no further documentation in the file to verify the mortgage payment history.

Response 1 (11/xx/2023 2:50PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The properties located at XX and at XX both refinanced on 7/xx/23 with the new lender as XX. The file contains a copies of the HUDs; however, the terms of the new mortgages not verified in the file.

Response 1 (11/xx/2023 2:48PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/xx/2023 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23072339	XX	7/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 07/xx/2023: Desk Review; however, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/xx/2023 3:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 07/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/xx/2023 4:00PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.837% and the calculated APR 8.809%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $1,664.41, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Broker Fee $6,000.00 and Underwriting $1,495.00. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $1,664.41 is required.

Response 1 (09/xx/2023 5:05PM)
The loan is Non-QM. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains an Appraisal Review thru XX, dated 6/xx/2023, that supports the value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23072229	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023: Appraisal and Desk Review; however, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 2:00PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.358% and the calculated APR 9.291%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($xx), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%.

Response 1 (02/xx/2024 9:04AM)
The loan was originated as a Non-QM loan, therefore QM finding is not applicable. (Cleared)

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $xx or more, and the transaction's total points and fees is $21,298.62, which exceeds 3 percent of the total loan amount of $xx.

Response 1 (02/xx/2024 9:04AM)
The loan was originated as a Non-QM loan, therefore QM finding is not applicable. (Cleared)

(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. The loan is a purchase of a primary under the Rising Star 12 month business bank statement program with a qualifying LTV of 80%. The Closing Disclosure reflects funds to close of $131,744, with credits of the EMD of $15,000 and a Gift of $25,000, with adding the 6 month PITI reserve requirement of $34,160 for a total funds required to be verified of $206,444. The borrowers verified assets were primarily business assets, and the guidelines require business asset calculation to deduct the business expense ratio, in this case is 80% for total verified assets of $92,394 including the $25,000 allowable gift funds. Therefore, the borrower is short the required verified assets in the amount of $114,051 as per guideline requirements.

Response 1 (10/xx/2023 7:30AM)
Loan was reviewed to 6/xx/2023 guidelines. The 8/1 change did not apply in this case. (Upheld)

Response 2 (10/xx/2023 2:00PM)
Please provide a waiver. (Upheld)

Response 3 (10/xx/2023 7:48AM)
Explanation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required. The subject loan is a First Time Home Buyer primary purchase using the Rising Star guideline program, which requires a 12 month rental history verification. The loan file did not contain a verification of rental history for 12 months as required per the guidelines.

Response 1 (10/xx/2023 7:32AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.3.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
23061716	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee on 07/xx/2023. A cost to cure in the amount of $295.00 was required in which $33.00 was reimbursed at closing. There is a remaining cost to cure in the amount of $262.00 required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/xx/2023 10:07AM)
The documentation provided is not sufficient to cure the finding. The appraisal invoice has been reviewed. The date of the invoice does not necessarily mean this is the date the lender became aware of the need for the change. The appraisal invoice dated 04/xx/2023 discloses the borrower paid the increased appraisal fee outside of closing on 07/xx/2023. If the borrower paid the fee increase on 07/xx/2023, this indicates the lender was aware of the fee increase at that time. A cost to cure in the amount of $295.00 is required. (Upheld)

Response 2 (11/xx/2023 2:26PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023. Appraisal Fee and Appraisal Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Income - Other-

There are additional employment/income findings. Guidelines state ownership verification of the borrower's business is required. Provide a CPA letter, Tax Preparer letter, operating agreement, or equivalent reflecting borrower's ownership percentage for xx and xx.

Response 1 (10/xx/2023 2:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Other Income documentation required was missing from loan file. 02/23 statement from xx xx is missing from the loan file to verify the 12 most recent months of bank statements for xx that is required per guidelines.

Response 1 (10/xx/2023 2:14PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The 1003 lists other mortgage on home to be purchased for $4,920 a month which is included in the DTI but not verified with documentation on file. Provide documentation to support this debt.

Response 1 (11/xx/2023 2:40PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/xx/2023 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
23061696	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/xx/2023 1:42PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/xx/2023 1:42PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Credit Report - Minimum Trade Lines- Lender's Exception - The borrower does not meet the minimum trade line requirements to meet Investor guidelines. Compensating factors deems as non-material. (Open) Verification Documentation - VOR- Lender's Exception - Verification of 12 months rental payments is required for FTHB. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/xx/23 which supports the appraised value.	Compensating factors - Low DTI of 23.162%, 12 months of reserves, $17,536.69 residual income per month. Compensating factors - Low DTI of 23.162%, 12 months of reserves, $17,536.69 residual income per month.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
23072564	XX	7/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.476% and the calculated APR 10.471%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Prepayment, escrow and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

TRID - CD - Section B incorrect payee. The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 07/xx/2023. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/xx/2023 4:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's name and NMLS disclosed on the CD issued on 07/xx/2023 is inaccurate. The Broker's name and NMLS was disclosed as the Lender's name and NMLS.

Response 1 (09/xx/2023 4:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

TRID - Zero Tolerance Violation (Revised Disclosure Late). The loan failed the charges that cannot increase test. Because the change occurred on or prior to 07/xx/2023, and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Appraisal fee on revised LE issued on 07/xx/2023. A cost to cure in the amount of $225.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (09/xx/2023 12:43PM)
The documentation provided is not sufficient to cure the finding. The COC dated 07/xx/2023 has a valid reason for the increase to the appraisal fee but was not disclosed within 3 days of the change. The appraisal invoice dated 07/xx/2023 discloses the increase to the fee. This indicates the lender was aware of the fee increases at that time. A cost to cure in the amount of $225.00 is required. (Upheld)

Response 2 (09/xx/2023 4:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%.

Response 1 (09/xx/2023 5:07PM)
The loan is Non-QM. (Resolved)

								(Open) Appraisal - Other- Lender exception on or prior to consummation for the appraisal not ordered through an AMC. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.The loan file contains a CDA dated, 07/xx/2023 which supports the appraised value.	Compensating factors: residual income of $16,182.69, qualifying FICO of 702, and 18+ years in same industry of self-employment.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
23062103	XX	7/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) State HPML-

The loan failed the late fees test. Using the greater of the disclosed APR 9.877 and the calculated APR 9.838, the loan is a higher-priced mortgage loan, as defined in theCalifornia Financial Code. the Date Rate Set was: 06/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.877% and the calculated APR 9.838% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 06/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%.

Response 1 (09/xx/2023 3:26PM)
The loan is Non-QM. (Resolved)

								(Clear) Credit - Other- The loan file was missing 12 months cancelled rent checks as required for First Time Homebuyers, by Lender guides. Response 1 (09/xx/2023 9:47AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX appraisal review dated 07/xx/2023 was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
23061599	XX	6/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

TRID - CD - Lender NMLS Missing or Inaccurate. The Lender's NMLS disclosed on the CD issued on 06/xx/2023 is inaccurate. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (08/xx/2023 11:55AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 06/xx/2023. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (08/xx/2023 11:55AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Credit Report - Alerts-

The credit report contains a fraud alert for 7 years beginning 10/xx/22 with the borrower's contact phone number which has not been addressed in the loan file.

Response 1 (08/xx/2023 10:41AM)
PCCD does not address defect. (Upheld)

Response 2 (11/xx/2023 3:07PM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

A mortgage history with xx secured by the property located atxx was not reflected on the credit report and a VOM was not provided in the loan file. A mortgage history with xx secured by the subject was not reflected on the credit and a VOM was not provided in the loan file.

Response 1 (11/xx/2023 3:08PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/xx/2023 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23051000	XX	6/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B - Services Borrower Did Not Shop For of the revised CD issued on 06/xx/2023: Credit Report and Desk Review. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (08/xx/2023 9:46AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 06/xx/2023 does not match the NMLS Registry site.

Response 1 (08/xx/2023 9:47AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Appraisal (LE 05/xx/2023). A cost to cure in the amount of $25.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD, copy of the refund, and proof of delivery.

Response 1 (07/xx/2023 11:25AM)
The documentation provided is not sufficient to cure the finding. The COC dated 05/xx/2023 has a valid reason for the increase to the appraisal fee but was not disclosed within 3 days of the change. The appraisal invoice dated 05/xx/2023 discloses the borrower paid the increased appraisal fee of $580.00 outside of closing on 05/xx/2023. If the borrower paid the fee increase on 05/xx/2023, this indicates the lender was aware of the fee increases at that time. A cost to cure in the amount of $25.00 is required. (Upheld)

Response 2 (08/xx/2023 1:34PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated 05/xx/2023 supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23040196		XX	5/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required. Guidelines state a VOR and 12 months of cancelled checks are required to verify rental history and are missing from the loan file. Response 1 (08/xx/2023 8:45AM) Still missing 12 months of cancelled checks. (Upheld) Response 2 (09/xx/2023 12:56PM) 12 months of cancelled checks are required for first-time homebuyers. (Upheld) Response 3 (09/xx/2023 11:14AM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated 05/xx/2023 supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23040313		XX	5/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Property Type- Exception provided for subject property being Rural. (Waived) (Open) Program Parameters - DTI- The subject loan does not meet Investor Program Parameters for DTI. Exception in file for DTI exceeding 50% at 50.396%. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 1.1.	Compensating factors: Good credit and score of 764, experienced investor, and reserves in the amount of $67,551 or 22 months. Compensating factors: Good credit and score of 764, experienced investor, and reserves in the amount of $67,551 or 22 months.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
23039911	XX	5/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 5/xx/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (07/xx/2023 5:16PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.413% and the calculated APR 8.090%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 3/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. The loan is a mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all limited broker fees exceeds the greater of 0.25% of the principal amount or $150. Fees included in the test: Broker Processing. This results in a cost to cure of $447.67.

Response 1 (06/xx/2023 8:34AM)
The state of North Carolina regulation is as follows: Permissible fees outlined in the regulation that are allowable are a loan origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest. Any lender/broker fees that are not listed as permissible will be included in the test. The Processing Fee is not listed under § 24-1.1A(c) and so was included in the test. The Processing Fee was paid to the Broker in the amount of $1,095.00 the threshold is $647.33. A cost to cure in the amount of $447.67 is required. (Upheld)

Response 2 (07/xx/2023 11:04AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (02/xx/2024 3:52PM)
Exception has been Acknowledged, no grade change.

								(Open) Program Parameters - Other- Guidelines state maximum payment shock is 250%. Borrower's payment shock at 884%. Deemed non material based on compensating factors. (Clear) Program Parameters - LTV- The maximum allowable LTV for a cash out refinance is 80%. The subject loan closed at 82.20% LTV which exceeds the maximum allowable. Response 1 (06/xx/2023 10:07AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains CDA dated 4/xx/2023 supportive of value.	Compensating factors: excess reserves, 733 credit score, Job stability	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
23030037	XX	5/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost.

Response 1 (06/xx/2023 2:08PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. 1003 indicated new loan with AHL is being used as the qualifying payment for XX and the preliminary CD or 1003 for that property has not been provided to verify the new debt.

Response 1 (06/xx/2023 11:33AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. Loan is classified as credit grade B with a maximum LTV of 70% for cash out. LTV on file exceeds this at 75.935%.

Response 1 (06/xx/2023 2:07PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. All primary mortgages must be verified as current up to the month before closing. Note date is 05/xx/2023. DLA on credit for the primary mortgages (xx) have a DLA of 02/23 on the credit report. 03/23 and 04/23 payments are required to be verified.

Response 1 (06/xx/2023 11:39AM)
Referenced credit report not received. (Upheld)

Response 2 (06/xx/2023 1:37PM)
Still missing 3/23 and 4/23 payments. (Upheld)

Response 3 (07/xx/2023 12:20PM)
Still missing SPS payment for April 2023. (Upheld)

Response 4 (07/xx/2023 8:01AM)
Documentation received is sufficient. (Resolved)

(Open) Condo - Other-

Lender exception on or prior to consummation for loan modification dated 10/2021 for 4 active mortgage tradelines. Mods must be 24 months seasoned for credit grade B and there is only 18 months seasoning. Deemed non-material based on compensating factors.

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated 04/xx/2023 supports the appraised value.	Compensating factors: low DTI of 22.095, residual income of $97,194.51 monthly, and reserves of $77,421.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23093909	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023. Desk Review Fee paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/xx/2023 4:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Mortgage Broker fee on the revised LE issued 10/xx/2023. A cost to cure in the amount of $382.50 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (11/xx/2023 11:37AM)
The documentation provided is not sufficient to cure the finding. The COC provided on 10/xx/2023 does not provide a valid reason for the increase to the Points - Loan Discount fee without more details. The CD states the reason for the increase is per borrowers request. Provide information as to why the borrower requested the fee increase. A cost to cure in the amount of $382.50 remains. (Upheld)

Response 2 (11/xx/2023 4:37PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required. Response 1 (11/xx/2023 8:31AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/xx/2023, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
23083067	XX	10/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other-

Guidelines require escrows. Review of the HUD reflects escrows not collected as required. First payment letter also does not reflect escrows.

Response 1 (11/xx/2023 2:05PM)
Waiver granted by Investor. (Waived)

(Clear) Mortgage History - Missing/Incomplete-

Guidelines require that the borrower has made all mortgage payments due in the month prior to the note date. The subject transaction closed on 10/xx/23. Current mortgage payment histories for the following were not provided:xx only through 8/2023, xx Heloc xx only through 7/2023, xx Heloc xx only through 7/2023. Additional conditions may apply.

Response 1 (11/xx/2023 2:19PM)
Still awaiting xx. (Upheld)

Response 2 (11/xx/2023 12:17PM)
Guideline did not change regarding up-to-date mortgage payments. (Upheld)

Response 3 (11/xx/2023 2:07PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Guidelines require a credit refresh (gap credit) within 10 days of the Note or Undisclosed Debt Monitoring Report and is missing from the file. Additional conditions may apply.

Response 1 (11/xx/2023 10:31AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The application reflects 2 properties currently refinancing with XX in addition to the subject property and are located at XX and at XX; however, the new terms and whether or not the loans are escrowed are missing from the file.

Response 1 (11/xx/2023 2:09PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - DTI-

Loan exception provided for 50.454% DTI exceeds max allowed 50% DTI. Deemed non-material based on compensating factors (waived).

(Clear) Appraisal - Other-

The file is missing a signed appraisal transfer letter as required.

Response 1 (11/xx/2023 2:15PM)
Explanation received is sufficient. (Resolved)

(Clear) Credit - Other-

Vesting in an entity. Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation is missing from the file.

Response 1 (11/xx/2023 2:17PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Alt Doc Bank Statement program. The borrower is 95% owner of XX, XX, and XX. Non-borrowing owners of the business must provide a signed and dated letter acknowledging the transaction and verifying the borrower's access to the account for income calculations. Letters are missing from the file.

Response 1 (11/xx/2023 2:25PM)
Page 81 of the guide supports the finding. (Upheld)

Response 2 (11/xx/2023 12:15PM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/xx/2023 which supports the appraised value.	702 score. 11 months of reserves. Compensating factors: FICO 702 vs minimum required FICO 600; residual income $35,181 vs required $1,750.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23094042	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Note - Incomplete-

The following section(s) of the Note incomplete: The Prepayment Addendum was executed however terms were missing.

Response 1 (11/xx/2023 12:28PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.684% and the calculated APR 9.643%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/xx/2023 12:28PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Income - Employment History-

Lender exception prior to consummation for not meeting guidelines requiring two full years of continuous employment history. Borrower self-employed for 1.33 years. Deemed no-material due to compensating factors. (waived)

(Clear) Verification Documentation - VOR-

Borrowers currently rent the departure residence. Verification of 12 months rental payments is required and not provided. Additional conditions may apply.

Response 1 (11/xx/2023 10:43AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The Note was dated 10/xx/2023. The lender guidelines and underwriting conditional approval required a gap credit or undisclosed debt monitoring report no more than 10 days prior to the loan closing or any time after closing. The undisclosed debt monitoring report was dated 9/xx/2023 and a gap credit report was not provided.

Response 1 (11/xx/2023 10:44AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX desk review dated 10/xx/2023 was provided and supported the appraised value.	Compensating factors: 731 fico score, low DTI of 20.532%, 24 months of post-closing reserves, residual income of $26,836.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23094150	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.431% and the calculated APR 10.399% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 10/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Per program guidelines, a Credit Gap Report is required to be performed within 10 days of closing. The loan file did not contain the required Credit Gap Report.

Response 1 (11/xx/2023 9:24AM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required as per the program guidelines and is missing from the loan file.

Response 1 (11/xx/2023 9:21AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 10/xx/2023, which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
23083375	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 11.067% and the calculated APR 11.038%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 10/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023, Desk Review Fee and Third Party Processing Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Incident for Florida Hurricane XX (DR-XX) with an incident end date of 09/xx/2023 which is after originalappraisal date 08/xx/2023. Please provide Property Inspection to confirm no damage.

Response 1 (11/xx/2023 9:54AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - DTI-

Lender exception prior to consummation for the subject loan does not meet Investor Program Parameters for DTI. Maximum DTI for LTV > 80% is 45% and DTI is verified at 48.345% (waived).

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. PITIA for REO at XX has not been fully verified. The mortgage statement to verify taxes and insurance are escrowed is missing from the loan file.

Response 1 (11/xx/2023 9:04AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Other Income documentation required by guides was missing from loan file. 24 months of bank statements from XX are required to verify the bank statement income. Per the bank statement worksheet on file 9/21-7/23 statements are missing and only the 8/23 statement is on file.

Response 1 (11/xx/2023 9:24AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete. Guidelines state 2 months (60 days) of bank statements are required to verify the cash to close and reserves on file. File contains evidence of 47 days of assets from xx (07/xx/2023- 09/xx/2023). Provide additional statement or transaction history to support the 60 day requirement needed.

Response 1 (11/xx/2023 9:30AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Reserves are verified at $35,132 with $43,165 required to be verified to meet the minimum of 6 months required. File is short $8,033 in reserves verified.

Response 1 (11/xx/2023 9:31AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Guidelines state a gap credit or undisclosed debt monitoring report is required no more than 10 days prior to loan closing. This is missing from the loan file.

Response 1 (11/xx/2023 9:07AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/xx/2023, which supports the appraised value.	Compensating factors: residual income of $13,373.56, qualifying FICO of 701, and 0x30 on credit report for current mortgages.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
23094013	XX	10/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Other-

A background report for the entity, XX, including a search for liens and judgments must be completed and is missing from the loan file.

Response 1 (11/xx/2023 8:46AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan closed in the name of an entity XX. The loan file contains a business search that indicates business is active and shows that a corporate filing date of 9/xx/2023; however, Certificate of Organization, Operating agreement, EIN or Resolution was not provided in the loan file for our review.

Response 1 (11/xx/2023 8:47AM)
Still missing resolution. (Upheld)

Response 2 (11/xx/2023 8:34AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The borrower has a mortgage with XX for the primary residence. No documentation was provided to determine if escrows were included in the monthly payment.

Response 1 (11/xx/2023 8:51AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 09/xx/2023 which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23094061	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (8.801%) and the calculated APR (8.780%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was 9/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/xx/2023 11:52AM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Verification Documentation - VOR- The loan file is missing the documentation supporting the 12-month rental history required per investor guidelines for First time homebuyer. Response 1 (11/xx/2023 9:18AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 10/xx/2023 which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
23083201	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 3:27PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.543% and the calculated APR 9.537%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Open) Program Parameters - Property Type- The subject loan does not meet Program Parameters for Property Type. The guidelines prohibit rural properties. The subject is rural. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 09/xx/2023 which supports the appraised value.	Comp Factors - 32 months reserves documented and 17 years at departing residence.	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
23083279	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023: Desk Review paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 10:53AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 10/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 10:54AM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Credit Missing - One or More Reports Missing- Guidelines require a credit refresh (gap credit) within 10 days of the Note. The loan file is missing the credit score refresh report. Additional conditions may apply. Response 1 (10/xx/2023 9:27AM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Other- Exception provided for payment shock exceeds 300%. Allow payment shock of 843%. Deemed non-material due to compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/xx/2023 which supports the appraised value.	Compensating factors: DTI 17%; FICO 737 vs minimum required FICO 660.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23083430	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) State HPML-

This loan failed the CT nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.229% and the calculated APR 9.193%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 3:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 3:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 09/xx/2023, which supports value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23083241	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.306% and the calculated APR 10.270%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/xx/2023 4:09PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (11/xx/2023 2:12PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Program Parameters - Other- Lender Exception for First Time Homebuyer with a payment shock of 397.798% exceeding guidelines prior to consummation. Deemed Non Material based on compensating factors. (Clear) Verification Documentation - VOR- The Borrower is a First Time Homebuyer, and the loan file did not contain verification of 12 months canceled rent checks as per guideline requirements. Response 1 (11/xx/2023 8:35AM) Please provide the VOR. (Upheld) Response 2 (11/xx/2023 12:51PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains CDA dated 8/xx/2023 supportive of value.	Comp Factors - Credit Score of 755, 68 months reserves	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23083449	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 10.103% and the calculated APR 10.096%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Credit Report and Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 12:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 12:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 09/xx/2023, which supports value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23093789		XX	10/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- The loan file contains a lender exception completed prior to consummation. The income used to qualify originates from a business that has been in business less than 2 years and from a business that is no longer in business. Compensating factors deem this as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a XX dated 9/xx/2023 which supports the appraised value.	Compensating Factors: Strong reserves 103 months- Strong FICL 782- Experienced investor.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
23072422	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (9.623%) and the calculated APR (9.584%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Lender's NMLS is disclosed as the Broker's NMLS.

Response 1 (10/xx/2023 2:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 2:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Assets - Minimum Reserves- The loan file contains a lender exception completed prior to consummation. The loan file is short reserves by $6,132 (3 months). Compensating factors deem this as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 9/xx/2023 which supports the appraised vlaue.	Compensating Factors: Excellent credit with FICO 778- Strong self-employment history 17 years.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
23083351		XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a) Response 1 (11/xx/2023 4:12PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/xx/2023, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23083553	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Property Type-

The subject property is rural. Deemed non-material due to compensating factors. (Waived)

(Open) Program Parameters - Other-

The payment shock was 481%. Deemed non-material due to compensating factors. (Waived)

(Clear) Credit Report - Other-

The Credit Refresh within 10 days of the Note is missing from the file.

Response 1 (10/xx/2023 3:06PM)
Documentation received is sufficient. (Resolved)

(Clear) Final Application - Inaccurate-

The subject was delivered as a primary residence purchase. The declarations section of the final application reflected the borrower would not occupy the subject property.

Response 1 (12/xx/2023 12:00PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The Business Narrative reflects 60% ownership of the business used to qualify. Documentation to confirm 60% ownership was not provided.

Response 1 (11/xx/2023 9:58AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

Only the borrower's business partner was reflected as a signer on the account used for funds to complete the transaction.

Response 1 (10/xx/2023 3:11PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

The business account was used for funds to complete the transaction. A 40% reduction in the business balance to reflect the borrower's 60% ownership percentage resulted in a $32,891 reserve shortage.

Response 1 (10/xx/2023 3:12PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The borrower's self-employment was confirmed by an Accountant's Letter. The Accountant's credentials were not validated.

Response 1 (10/xx/2023 3:07PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file, dated 9/xx/2023, supported the appraised value.	Comp factors - 746 score. $161,740 per month residual income. (Waived) Comp factors - 746 score. $161,740 per month residual income.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23062024	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (10/xx/2023 1:52PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Guidelines state a gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or anytime after closing. Exception request states file contains a credit refresh dated 09/xx/2023 which is missing from the loan file.

Response 1 (10/xx/2023 2:21PM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Aged-

Lender exception prior to consummation for the credit report was expired at the time of closing based on guides. The credit report was > 90 days at the time of closing. Credit report expired 09/xx/2023 and note date is 09/xx/2023 (waived).

(Open) Income - Rental Property Income-

The documentation supporting income from other real estate owned is not adequately supported to meet underwriting guidelines. The loan file is qualifying with rental income from borrower's departing primary. According to the guidelines evidence of proof of receipt of the damage deposit ($1,000) and first month's rent ($2,800) is required to be verified and is missing from the loan file. Without verification of this rental income DTI goes from 43.168% to 65.541%.

Response 1 (11/xx/2023 12:23PM)
Evidence the $1,000 was deposited into the borrower's account is required. Otherwise, there is no paper trail. (Upheld)

Response 2 (12/xx/2023 12:02PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/xx/2023, which supports the appraised value.	Compensating factors: qualifying FICO of 723, residual income of $5,334.49, and 0x30 on current mortgage reporting for 2+ years. Compensating factors: qualifying FICO of 723, residual income of $5,334.49, and 0x30 on current mortgage reporting for 2+ years.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
23093630	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023: Desk Review paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 10:18AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.903% and the calculated APR 9.807%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Income - Tax Transcripts Missing-

A portion of the qualifying income derived from the co-borrower's wage income. W2 tax transcripts were not provided as required.

Response 1 (11/xx/2023 9:20AM)
W2 Transcripts are still missing. (Upheld

Response 2 (11/xx/2023 6:59AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Guidelines require a credit refresh (gap credit) within 10 days of the Note. The loan file is missing the credit score refresh report. Additional conditions may apply.

Response 1 (10/xx/2023 12:06PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

Loan program Alt Bank Statement. A portion of the qualifying income derived from the assets with Space Coast CU 0855, and for available assets applied towards funds to close/reserves, and are missing from the file.

Response 1 (10/xx/2023 12:10PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Loan exception provided for payment shock 261% v2 250% max. Deemed non-material based on compensating factors (waived).

(Open) Assets - Minimum Reserves-

Loan closed with LTV of 80%. Required reserves 6 months PITI on the subject when LTV > 65%. Funds to close plus reserves required $156,525. Audit total verified assets $147,277 results in a reserves shortage of $9,248 (assets reduced by payoffs to Amex of $900 and Lending Club of $3,500 on 9/xx/23 not verified in the file). Sufficient reserves to meet underwriting requirements and PITI were not verified in the file.

Response 1 (11/xx/2023 9:24AM)
Calculation does not account for the $30,724 EMD. (Upheld)

Response 2 (11/xx/2023 7:06AM)
Funds required: $555 OC + $30,724 EMD + $95,628 Cash to Close + $29,278 reserves = $156,525 total required. Funds documented: $30,724 Cleared EMD + $120,953 cash in Space Coast, BOA, and Vystar - $3500 Lending Club payoff - $900 AMEX payoff = $147,277 total documented. Shortage of $9,248. (Upheld)

Response 3 (11/xx/2023 11:08AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/xx/23 which supports the appraised value.	Compensating factors: residual income $10,499 vs minimum required $1,250; over 2 years employment and self-employed for 7 years. Compensating factors: residual income $10,499 vs minimum required $1,250; over 2 years employment and self-employed for 7 years.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
23093731	XX	10/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. Guidelines require a credit refresh (gap credit) or Undisclosed Debt Monitoring report within 10 days of the Note. The loan file is missing this documentation. Additional conditions may apply.

Response 1 (11/xx/2023 4:34PM)
Documentation received is sufficient. (Resolved)

(Clear) Contract Addendum - Missing-

The Sales Contract Addendum is missing. The Closing Disclosure reflected a seller credit to the buyer in the amount of $100 for a front window repair. The contract did not reflect this credit and no addendum was provided for this credit.

Response 1 (11/xx/2023 4:35PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 09/xx/2023, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23083281	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (8.760%) and the calculated APR (8.460%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023. Desk Review Fee and Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 3:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Lender's NMLS is disclosed as the Broker's NMLS.

Response 1 (10/xx/2023 3:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation. The Condo Questionnaire was missing from the loan file.

Response 1 (10/xx/2023 1:56PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters for payment shock. The guidelines require a payment shock less than 250% for all loans with a DTI higher than 45%. The subject closed with a DTI of 49.377% and a payment shock of 268.28%. It should be noted that an exception was approved for this particular issue. (Waived)

(Clear) Credit Missing - One or More Reports Missing-

Guidelines require a gap credit or Undisclosed Debt Monitoring report no more than 10 days prior to closing. The loan file did not contain the gap credit or Undisclosed Debt Monitoring report.

Response 1 (10/xx/2023 1:57PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 09/xx/2023 which supports the appraised value.	Comp Factors - LTV 62.112% and primary home ownership 8+ years. It should also be noted that the subject property was free and clear prior to the subject transaction.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23083127	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (8.876%) and the calculated APR (8.800%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was 9/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/23. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 3:24PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required.

Response 1 (11/xx/2023 1:49PM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation: HOA Questionnaire. Guidelines state all loans secured by a condominium project require a Homeowners Association Questionnaire.

Response 1 (11/xx/2023 2:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Reserves are required at $28,596 and verified at $19,314 (short $9,462). Guidelines state business funds must be reduced by the business expense ratio and once applied the file is short in verified reserves.

Response 1 (11/xx/2023 1:51PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated 09/xx/2023, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
23093871		XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - Property Type- The loan file contains a lender exception for the property being located in a rural zone. Compensating factors deem this as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 09/xx/2023 which supports the original appraised value.	Compensating Factors - 708 FICO, 11 months reserves, $15k monthly disposable income.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
23083548	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.958% and the calculated APR 8.944%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Credit Report and Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 10:44AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 10:44AM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Property - Previously Listed for Sale- The property was listed for sale within the prior 6-month period. Deemed non-material due to compensating factors. (Waived) (Clear) Credit - Other- The CPA Letter confirmed self-employment; however, the CPA's credentials were not validated. Response 1 (10/xx/2023 7:31AM) Documentation received is sufficient. (Resolved) (Clear) Credit Report - Other- The credit refresh within 10 days of the Note was missing. Response 1 (10/xx/2023 7:32AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file, dated 9/xx/2023, supports the appraised value.	Comp Factors - 709 score. $12,468 per month residual income. 41 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23072864	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 3:06PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023. Condo Questionnaire and Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 2:17PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - $100 Tolerance Threshold/Non-Rescindable-

The loan failed the TILA Finance Charge tolerance test. Per Regulation Z, the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $100. The final (last revised) CD issued on 08/xx/2023 has a disclosed Finance Charge of $533,795.05, which is less than the system calculated Finance Charge of $534,170.67. The Finance Charge on the final CD is understated by $375.62 which is more than the allowable tolerance of $100. The following fees were included in the Finance Charge calculation: Condo Questionnaire Fee $445.00, Electronic Recording Service Fee $9.50, Mortgage Broker Fee $4,764.00, Prepaid Interest $288.76, Processing Fee $795.00, Settlement or Closing Fee $675.00 and Underwriting Fee $1,495.00. A cost to cure in the amount of $375.62 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/xx/2023 3:14PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Condo - Documentation- Loan file did not contain required condo documentation the completed Condo Questionnaire, however the receipt showing it was paid for was in the file. Response 1 (10/xx/2023 10:26AM) Documentation received is sufficient. (Resolved) (Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The Master Insurance Policy has the incorrect borrower, unit, and loan number. Response 1 (10/xx/2023 8:12AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX sated 8/xx/23 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
23082979	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (11/xx/2023 1:12PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The Note was executed with a Power of Attorney, however there was no POA in the file to verify authority to sign on behalf of the borrower.

Response 1 (11/xx/2023 1:13PM)
The documentation provided is not sufficient to cure the finding. The POA provided is not executed. Provide a fully executed POA for review. (Upheld)

Response 2 (11/xx/2023 2:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Power of Attorney Missing-

There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney is missing.

Response 1 (11/xx/2023 1:14PM)
The documentation provided is not sufficient to cure the finding. The POA provided is not executed. Provide a fully executed POA for review. (Upheld)

Response 2 (11/xx/2023 2:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. PITIA for xx has not been fully verified. Mortgage statement is required to verify taxes and insurance are escrowed.

Response 1 (11/xx/2023 8:06AM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation: HOA questionnaire. Guidelines state all loans secured by condominium projects require a completed Homeowner's Association questionnaire and this is missing from the loan file.

Response 1 (11/xx/2023 8:01AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other-

There are additional employment/income findings. For all borrowers with less than 100% ownership, guidelines state non-borrowing owners of the business must provide a signed and dated letter acknowledging the transaction and verifying the borrower's access to the account for income calculations. The borrower is 95% owner of the bank statement business so this documentation is required and missing from the loan file.

Response 1 (11/xx/2023 8:08AM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Power of Attorney-

A Power of Attorney was necessary but could not be located in the file. The agreement between the borrower and POA is required to verify it meets guideline requirements and missing from the loan file

Response 1 (11/xx/2023 8:02AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. Lender guidelines require a gap credit, or Undisclosed Debt Monitoring report no more than 10 days prior to the loan closing, or any time after closing. The loan file did not contain the above referenced credit update as required.

Response 1 (11/xx/2023 8:04AM)
Refresh was not within 10 days of the Note. (Upheld)

Response 2 (11/xx/2023 1:49PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/xx/2023, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23083427	XX	9/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. PITIA for xx has not been verified. Provide MTG statement to verify taxes and insurance are escrowed or final HUD if property has been sold to exclude from DTI calculations.

Response 1 (10/xx/2023 3:11PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines state all mortgages must be current at the time of closing. Note date is 09/xx/2023 and DLA for XX is 7/23. Provide verification of 8/23 payment.

Response 1 (10/xx/2023 3:16PM)
Documentation received is sufficient. (Resolved)

(Open) Hazard Insurance - Missing/Insufficient-

Lender exception prior to consummation for hazard insurance policy not including rent loss equal to 6 months rent. Reserves cover the rent loss instead of verifying 6 months coverage on policy (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/xx/2023, which supports the appraised value.	Compensating factors: qualifying FICO of 758, residual income of $55,102.15, and 15+ years in same business.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23072393	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 08/xx/2023 is inaccurate. The Lender's NMLS was disclosed as the Broker's NMLS.

Response 1 (09/xx/2023 1:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $xx or more, and the transaction's total points and fees is $14,245.00, which exceeds 3 percent of the total loan amount of $xx. The following fees were included in the testing: Appraisal Review Fee $150.00, Mortgage Broker Fee $6,300.00, Points-Loan Discount Fee $6,300.00 and Underwriting Fee $1,495.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $2,129.45 is required.

Response 1 (09/xx/2023 1:31PM)
The loan is Non-QM. (Resolved)

(Clear) Income - Other-

The subject loan closed under the Rising Star 12 month Business Bank Statement program. The borrower completed the Self Employed Business Narrative form as having 50% business ownership; however, the loan file did not contain verification of the percentage of ownership of the business for the borrower as required per the guidelines.

Response 1 (11/xx/2023 7:36AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other-

The subject loan closed under the Rising Star 12 month Business Bank Statement program. The borrower completed the Self Employed Business Narrative form as having 50% business ownership; however, the loan file did not contain a non borrowing owners letter acknowledging the transaction and verifying the borrower's access to the business account for income calculations per the guidelines.

Response 1 (11/xx/2023 7:37AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Authorization-

The subject loan closed under the Rising Star 12 month Business Bank Statement program. The borrower completed the Self Employed Business Narrative form as having 50% business ownership; however, the file does not contain authorization for funds access from the other owner/owners of the business as required per the guidelines.

Response 1 (11/xx/2023 7:34AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23083550	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on is 09/xx/2023 is Inaccurate. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 3:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Desk Review Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 3:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Program Parameters - Occupancy- The subject is a purchase of a second home located at xx. The borrower's primary residence is located next door at xx Response 1 (11/xx/2023 7:59AM) Since the residence next door to the primary cannot be a second home, an exception is required. (Upheld) Response 2 (12/xx/2023 1:46PM) Explanation not sufficient. A lender exception is required. (Upheld) Response 3 (12/xx/2023 1:12PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX, desk review dated7/xx/2023 was provided and supported the appraised value.	768 score. 39.002% DTI. 22 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23062096	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (02/xx/2024 3:54PM)
Exception has been Acknowledged, no grade change.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 4:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on 06/xx/2023 and the consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Appraisal Fee on the CD issued 08/xx/2023. The invoice dated 06/xx/2023 reflected the increased appraisal fee was paid on 06/xx/2023. A cost to cure in the amount of $105.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/xx/2023 4:34PM)
The documentation provided is not sufficient to cure the finding. The Initial CD issued on 08/xx/2023 discloses a reimbursement in the amount of $105.00. The Final CD issued on 08/xx/2023 does not disclose the reimbursement in the amount of $105.00. Evidence the reimbursement was given to the borrower is required. A cost to cure in the amount of $105.00 remains. (Upheld)

Response 2 (10/xx/2023 4:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.221% and the calculated APR 9.234%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) State HPML-

This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The vested interest on the Mortgage reflects the Borrower(s) as Individuals; however, per the Deed recorded in Book 25784, page 154 as referenced in the Title Report the property was Quitclaimed into a Trust. The Quitclaim Deed was provided in the Appraisal report. In addition, the tax certificate provided in the loan file also reflects the property is held in a Trust.

Response 1 (10/xx/2023 4:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Program Parameters - Cash-Out Amount- A lender exception was provided for cash out exceeding the maximum allowed of $500,000. The exception allowed cash out up to $644,00; however, the Closing Disclosure reflected borrower's actual cash out was $655,538 exceeding the maximum that was allowed on the exception. Response 1 (10/xx/2023 7:57AM) Waiver granted by Investor. (Waived) (Open) Credit - Other- Lender exception prior to consummation for payment shock exceeding the maximum allowed of 300%. Property was owned free and clear. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX desk review dated 7/xx/2023 was provided and supported the appraised value.	Compensating factors: Borrower has been in the home for 10 years and in the same business for 11 years. Property is owned free and clear. Current and prior mortgage history has no late payments. Low DTI of 33.684%. Compensating factors: Borrower has been in the home for 10 years and in the same business for 11 years. Property is owned free and clear. Current and prior mortgage history has no late payments. Low DTI of 33.684%.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
23061815	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (09/xx/2023 1:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/xx/2023 1:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.351% and the calculated APR 9.315%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 06/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to $124,331.00, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 06/xx/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (09/xx/2023 1:12PM)
The loan is Non-QM. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $9,534.15, which exceeded 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Appraisal Review $150.00, Broker $7,889.15 and Underwriting $1,495.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $1,276.99 is required.

Response 1 (09/xx/2023 1:13PM)
The loan is Non-QM. (Resolved)

								(Open) Program Parameters - Other- An exception was provided in the file for the borrower living rent free. Deemed non-material based upon compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/xx/2023 which supports the appraised value.	Compensating factors: FICO 682 vs minimum required FICO 660. Residual income $7,666 vs required $1,750.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
23072840	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Closing Information/Closing Date-

The CD issued on 09/xx/2023 does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

Response 1 (10/xx/2023 1:40PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/xx/2023 is inaccurate. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 1:40PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation Condo Questionnaire.

Response 1 (10/xx/2023 2:33PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The loan file is missing documentation supporting the mortgage payment on the borrower primary residence with XX is escrowed for taxes and insurance.

Response 1 (10/xx/2023 2:31PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Aged > 120 days-

The appraisal was > 120 days at the time of closing with no updated value provided. The appraisal is dated 3/xx/2023 with a note date of 9/xx/2032. The Final CD disclosed for a 1004D however the form was not provided in the loan file.

Response 1 (10/xx/2023 2:30PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 8/xx/23 which supports the apprised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23083057	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.863% and the calculated APR 8.812%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met..

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023, Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 1:44PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 1:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines state all mortgages must be current up to the month prior to closing. The note date is 09/xx/2023 and the last payment verified for XX and XX is 7/2023. 8/2023 payment is required to be verified for both mortgages.

Response 1 (10/xx/2023 4:04PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Lender guidelines require a gap credit, or Undisclosed Debt Monitoring report no more than 10 days prior to the loan closing, or any time after closing. The loan file did not contain the above referenced credit update as required.

Response 1 (10/xx/2023 4:04PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 09/xx/2023, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23083503	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023. Desk Review Fee and Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 1:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Lender's NMLS is disclosed as the Broker's NMLS.

Response 1 (10/xx/2023 1:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/xx/2023, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23072483		XX	8/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Trust Missing- Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate. Response 1 (10/xx/2023 1:18PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Security Instrument - Trust Missing- Title to the Property is held in a Trust, but the Trust Document is missing. Unable to determine if signatures on the Security Instrument are accurate. Response 1 (10/xx/2023 1:18PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/xx/2023, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23072586		XX	8/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/xx/2023, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23072686		XX	8/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 8/xx/2023, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23061806		XX	7/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other- Guideline requirement has not been met. Transferred appraisal letters are required to contain the borrower's name and be signed by an authorized member of the transferring company. Appraisal transfer letter provided is missing the required signature and does not reflect the borrower's name. Response 1 (10/xx/2023 8:38AM) The letter does not contain the borrower's name and is not signed. (Upheld) Response 2 (10/xx/2023 8:32AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated 07/xx/2023 supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23072657	XX	8/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: The Note was not executed by all required Entities, per the Operating Agreement the Member of the Borrowing Entity is another Entity. In addition, the LLC for the Member Entity is missing from the loan file. Also the Guaranty and Loan Agreement were not executed by all required Entities.

Response 2 (01/xx/2024 3:46PM)
The documentation provided is not sufficient to cure the finding. The Guaranty Agreement and Loan Agreement have been provided. The Loan agreement is not signed by the Lender. Please provide the Loan Agreement signed by the Lender. (Upheld)

Response 3 (01/xx/2024 3:23PM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (11/xx/2023 4:01PM)
The documentation provided is not sufficient to cure the finding. The Note has been provided and is correct. An updated Loan agreement and Guaranty Agreement are required . (Upheld)

(Clear) Security Instrument - Inaccurate-

The Security Instrument was not completed accurately. The Security Agreement was not executed by all required Entities, per the Operating Agreement the Member of the Borrowing Entity is another Entity. In addition, the LLC for the Member Entity is missing from the loan file. Also the Guaranty and Loan Agreement were not executed by all required Entities.

Response 1 (11/xx/2023 3:59PM)
The documentation provided is not sufficient to cure the finding. The corrected Mortgage has been provided with corrected riders.. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/xx/2023, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23051292	XX	6/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. The loan file contains a Lender Exception for the lender's exposure being 100% of the subject project. Per guidelines, project exposure maximum is $5,000,000 or 25% of the total units in the project, whichever is lower. Compensating factors deem this as non-material.(waived)

(Open) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. The loan file contains a Lender Exception for a single entity owning 100% of the project. Per guidelines, a single entity ownership allowed up to 20% of the project. Compensating factors deem this as non-material.(waived)

(Open) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. The loan file contains a Lender Exception for the subject project was an apartment building converted into condos. Converted condo projects are by management exception only. Compensating factors deem this as non-material.(waived)

(Open) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. The loan file contains a Lender Exception for 100% investor concentration and restructure of Condo project. Per guidelines, up to 90% concentration is allowed at max LTV of 65%. Compensating factors deem this as non-material.(waived)

(Open) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. The loan file contained a Lender's Exception for waiving the rate adjustment for a Non-Warrantable condo. Compensating factors deem this as non-material.(waived)

(Open) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. The loan file contains a Lender Exception for the use of Estoppel Certificate in lieu of the Estoppel Letter. Estoppel Letter required for current lease or notice of tenant vacating. Compensating factors deem this as non-material.(waived)

(Open) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. The loan file contains a Lender Exception for the subject being 484 sq. feet. The minimum sq. footage requirement for a condo is 500 sq. feet. Compensating factors deem this as non-material.(waived)

(Clear) Condo - Documentation-

Condo - Documentation. The loan file was missing the required condo questionnaire, per guidelines.

Response 1 (11/xx/2023 8:36AM)
Explanation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

DSCR - Missing background check. The loan file is missing background check which includes judgment and liens search on the entity, Vault Holdings LLC, per guidelines.

Response 1 (11/xx/2023 8:37AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA, dated 6/xx/23, which supports the appraised value.	Compensating Factors: Reserves of $502,454; FICO at 757; Low LTV at 58%. Compensating Factors: Reserves of $502,454; FICO at 757; Low LTV at 58%. Compensating Factors: Reserves of $502,454; FICO at 757; Low LTV at 58%. Compensating Factors: Reserves of $502,454; FICO at 757; Low LTV at 58%. Compensating Factors: Reserves of $502,454; FICO at 757; Low LTV at 58%. Compensating Factors: Reserves of $502,454; FICO at 757; Low LTV at 58%. Compensating Factors: Reserves of $502,454; FICO at 757; Low LTV at 58%.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23050835		XX	6/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Cash to Close- The loan file is missing the Final CD for the cash out refinance of XX These funds were used as funds to close and as a result the loan file is short $304,531 in funds to close. Response 1 (07/xx/2023 8:24AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 5/xx/23 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23051009	XX	6/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing. Response 1 (07/xx/2023 1:51PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Income - Rental Property Income-

The documentation supporting income from the subject property is not adequately supported to meet underwriting guidelines. The guidelines required evidence of 2 months rent receipt in order to utilize the rent per the lease agreement. The subject was qualified using the rent per the lease to calculate the qualifying DSCR; however, receipt of only 1 month rent and a $500 deposit was present in the loan file. The additional months rent receipt evidence is not present in the loan file. Itshould be noted that an exception was approved for this particular issue. (Waived)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Condo Questionnaire, Condo Budget, Project Review).

Response 1 (07/xx/2023 11:20AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/xx/2023 which supports the appraised value.	Comp Factors - FICO 766 and 10 year home ownership	3	2	3	2	4	1	1	1	C	B	C	B	A	A	D	A	C	B	C	B	A	A	D	A	C	B	C	B	A	A	D	A	C	B	C	B	A	A	D	A	C	B	C	B	A	A	D	A
23029345		XX	4/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 04/xx/2023, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23029301	XX	5/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Condo Questionnaire, Condo Budget, Project Review).

Response 1 (06/xx/2023 12:24PM)
Documentation received is sufficient. (Resolved)

(Open) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Per program guidelines the insurance policy is required to consist of rental loss protection equal to six months of qualifying rent. The subject insurance policy does not carry sufficient rent loss coverage. It should be noted an exception was granted for this issue by the lender. (Waived)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. Per program guidelines, the maximum LTV for a cash-out refinance is 70%. The subject loan closed with an LTV of 77.25% which is above the maximum allowed. It should be noted that an exception was granted for this issue by the lender. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/xx/2023, which supports the original appraised value.	Compensating Factors: More than 12 months of reserves and FICO over 700 Compensating Factors: More than 12 months of reserves and FICO over 700	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23072533		XX	8/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo - Documentation- Loan file did not contain required condo questionnaire. Response 1 (10/xx/2023 9:10AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/xx/2023, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23083301		XX	9/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Signature Discrepancy- The Note was executed by an Entity; however, the Corporation documents for the primary Borrower were not executed. Response 1 (10/xx/2023 4:30PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Security Instrument - Signature Discrepancy- The Security Instrument was executed by an Entity; however, the Corporation documents for the primary Borrower were not executed. Response 1 (10/xx/2023 4:31PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/xx/2023, which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23083093		XX	9/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check- Missing background check per guidelines. tHE Background search is missing for the borrowing entity known as XX Response 1 (10/xx/2023 2:18PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/xx/2023, which supports the original appraided value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23072498		XX	8/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit Report - Other- Lender exception provided for Loan Modifaction within with 36 months of Note date. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/xx/2023, which supports the original appraised value.	Compensating factors - 29 months of reserves, FICO score of 741, and LTV of 60.139%	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
23051376	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase and addition to the following fees was not accepted: Entity Fee, Appraisal Fee. A cost to cure in the amount of $800.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/xx/2023 12:22PM)
The documentation provided is not sufficient to cure the finding. The CD issued on 07/xx/2023 discloses a reimbursement in the amount of $800.00. The final CD issued on 08/xx/2023 and signed by the borrower at consummation of 08/xx/2023 does not disclose a reimbursement in the amount of $800.00. Evidence the borrower received a reimbursement of $800.00 is required. A cost to cure n the amount of $800.00 remains. (Upheld)

Response 2 (10/xx/2023 3:46PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $xx or more, and the transaction's total points and fees is $11,177.82, which exceeds 3 percent of the total loan amount of $xx.

Response 1 (10/xx/2023 12:11PM)
The loan is Non-QM. (Resolved)

(Open) Program Parameters - Property Type-

Lender exception provided for property eligibility. Lender guidelines reflect rural properties and properties with greater than 10 acres are ineligible property types. Subject is a rural property with 17 acres. Determine non-material based on compensating factors (waived).

(Open) Program Parameters - Occupancy-

Subject was a second home. Per the lender guidelines, Rising Star guidelines secondary properties are allowed with an exception only. The loan file did not contain an approved exception for allowing subject second home property type.

Response 1 (10/xx/2023 8:16AM)
Waiver granted by Investor. (Waived)

(Clear) Credit Report - Other-

The credit report provided was dated 5/xx/2023. The lender guidelines and underwriting conditional approval required a gap credit or undisclosed monitoring report no more than 10 days prior to the loan closing or any time after closing. Gap credit was not provided as required.

Response 1 (09/xx/2023 11:23AM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Borrower rents at his current primary residence. Lender guidelines required a VOR to support the monthly payments and payment history. VOR was not provided.

Response 1 (09/xx/2023 11:19AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists rental property located on SW 134th Place with a mortgage held by Flagstar Bank. The final 1003 reflected $600 for monthly insurance/taxes/HOA dues. The Flagstar mortgage statement was not provided to determine if the taxes and insurance were included in the monthly mortgage payment and documentation to support the source of the $600 was not provided. Including the taxes and insurance and the $600 monthly amount would result in the DTI exceeding the maximum allowable of 50%.

Response 1 (09/xx/2023 10:26AM)
Documentation is not sufficient. The mortgage statement is required to confirm escrow; otherwise, the DTI will exceed 50%. (Upheld)

Response 2 (10/xx/2023 2:12PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - W2(s) Missing-

The 2021 W2 or wage transcript for 2021 for the borrower from SUR LLC was not provided as required.

Response 1 (09/xx/2023 10:22AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

The subject loan was in the name of an LLC. The lender guidelines required a background report including a search for liens and judgments on the entity and was not provided as required.

Response 1 (09/xx/2023 11:17AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject closed in the name of an LLC. Lender guidelines required a Borrower Resolution/Corporate Resolution granting authority of signer to enter loan obligation. Resolution was not provided as required.

Response 1 (09/xx/2023 11:15AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU dated 7/xx/2023 was provided and supported the appraised value.	Compensating factors: 25 years with current employer. Full doc. loan. Residual income of $8,796. 6 months post-closing reserves. Compensating factors: 25 years with current employer. Full doc. loan. Residual income of $8,796. 6 months post-closing reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
23040137	XX	7/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. A cost to cure in the amount of $106.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Although the fee increased by $200 a PCCD was provided which reflected a reimbursement in the amount of $94.00.

Response 1 (10/xx/2023 4:40PM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.867% and the calculated APR 8.831%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 04/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (02/xx/2024 9:01AM)
The loan is a compliant HPML due to escrow, prepayment penalty, and appraisal requirements having been met. (Acknowledged)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects 'Lender' under Section B- Services Borrower Did Not Shop For of the revised PCCD issued on 07/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (02/xx/2024 3:53PM)
Exception has been Acknowledged, no grade change.

(Clear) Note - Non-Qualifying Spouse/Other on Note-

The Note included a non-borrower that was not included on the approval.

Response 1 (10/xx/2023 4:43PM)
The information provided is not sufficient to clear the defect. The non-borrowing spouse was properly added to the mortgage with this being a homestead state, however the Note is only to be signed by actual borrowers. (Upheld)

Response 2 (10/xx/2023 2:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file did not contain a VVOE dated within 10 calendar days of the note date confirming the borrower's current employment as required. Response 1 (10/xx/2023 1:17PM) Referenced documentation not received. (Upheld) Response 2 (10/xx/2023 8:36AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/xx/2023 which supports the original appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
23050860	XX	7/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 07/xx/2023, does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (09/xx/2023 2:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Title Fees and Recording. A cost to cure in the amount of $2,225 is required of which $100 was reimbursed at closing. A total amount of $2,125 is still required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (09/xx/2023 2:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on 07/xx/2023 has a disclosed Finance Charge of $900,309.26, which is less than the system calculated Finance Charge of $900,524.26. The Finance Charge on the final CD is understated by $214.99 which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Courier/Messenger Fees $75.00, Document Fee $225.00, Document Storage/Archive Copies $60.00, Origination Fee $150.00, Broker Fee $14,000.00, Prepaid Interest $-356.70, Recording Service Fee $25.00, Settlement Fee $500.00, Sub Escrow Fee $90.00, Wire/Express Fee $25.00. A cost to cure in the amount of $215 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Additionally, rescission needs to be re-opened.

Response 1 (09/xx/2023 2:45PM)
The documentation provided is not sufficient to cure the finding. The cure in the amount of $215.00 has been provided. Evidence the recession period was re-opened for the borrower is required. (Upheld)

Response 2 (11/xx/2023 2:07PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX appraisal review dated 07/xx/2023 was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
23072643	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.441% and the calculated APR 8.386%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR 1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 8.387%. The APR threshold to qualify for a safe harbor is 8.220%.

Response 1 (10/xx/2023 12:15PM)
This is a Non-QM loan. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 8/xx/2023 (Desk Review Fee). However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 12:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 8/xx/2023 does not match the NMLS Registry site. In addition, the Lender Name reflects the Mortgage Broker name on page 5.

Response 1 (10/xx/2023 12:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required. Response 1 (09/xx/2023 7:37AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 08/xx/2023 which supports the original appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23083267	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on 09/xx/2023 was signed and dated a day after consummation, 09/xx/2023. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (10/xx/2023 2:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.647% and the calculated APR 8.460%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a non-compliant HPML due to the following: There is no evidence that the Appraisal report was not provided at least 3 days prior to consummation.

Response 1 (10/xx/2023 2:12PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023. Desk Review fee paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 2:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Condo Questionnaire, Condo Budget, Project Review).

Response 1 (10/xx/2023 10:21AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The file is missing documentation of $1,290.83 social security income as reflected on 1003 and included in earnings.

Response 1 (10/xx/2023 10:22AM)
Documentation received is sufficient. (Resolved)

(Open) DTI - Exceeds Guidelines-

The maximum DTI for a First Time Home Buyer is 45%; however, the loan closed with a DTI of 47.428%. Deemed non-material based on compensating factors. (Waived)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. The loan file is missing the required 2022 and 2021 tax transcripts.

Response 1 (10/xx/2023 10:23AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 8/xx/2023, that supports the value.	Comp factors - good credit, 23 years on job along with 1099 work as XX sine 2021, 727 Credit Score.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23093798	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.669% and the calculated APR 13.65%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 09/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023. Desk Review Fee paid to the Lender. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 1:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The file contains a lender exception for payment shock. Allowed is 300%; however, actual is 475%. Noted, exception is for 475%; however, actual is 335%. Deemed non-material based on compensating factors (Waived).

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. Guidelines require the 1099 tax transcripts; however, were not provided in the file.

Response 1 (10/xx/2023 3:45PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Other Income documentation was missing from loan file. The borrower was qualified under the Alt Doc program allowing the average of 2 years of 1099's minus the expense factor to determine income. The file did not contain the 2022/2021 1099's. Additional conditions may apply.

Response 1 (10/xx/2023 3:46PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 09/xx/2023, which supports the appraised value.	Compensating Factors: Reserves $121,993 and FICO 807.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
23083448	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 3:49PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 3:49PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Credit Report - Other-

A credit refresh within 10 days of the Note date is missing.

Response 1 (10/xx/2023 12:07PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

W2 tax transcripts for 2021 and 2022 were missing from the file.

Response 1 (10/xx/2023 12:07PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The borrowers own a commercial condo at XX. The HOA fee was not documented.

Response 1 (11/xx/2023 12:32PM)
A Processor's Certification is required. (Upheld)

Response 2 (11/xx/2023 6:54AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA, dated 9/xx/2023. which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23083206	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects 'Lender' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023. Appraisal Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 1:14PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.889% and the calculated APR 8.460%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) Income - Tax Transcripts Missing- Tax Transcripts were not provided as required. Response 1 (11/xx/2023 1:57PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 9/xx/2023, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
23093916	XX	10/xx/2023	XX	Non-QM Non-Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 10/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - Other-

LenderException provided for Payment Shock greater than 250%, prior to consummation. Non-material based on compensating factors.

(Open) DTI - Exceeds Guidelines-

Lender Exception provided for DTI greater than 50%, prior to consummation. Non-material based on compensating factors.

(Clear) Credit Missing - One or More Reports Missing-

According to guidelines a gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing. The loan file did not contain the gap credit or Undisclosed Debt Monitoring report.

Response 1 (11/xx/2023 12:57PM)
Credit monitoring is not within 10 days of the Note. (Upheld)

Response 2 (11/xx/2023 2:33PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

According to standard documentation guidelines paystubs, W2's, W2 Tax Transcripts as well as a verbal Verification of Employment must be provided. The loan file contains paystubs, W2's and Verbal Verification of Employment; however, the 2021 and 2022 W-2 tax transcripts for both borrowers were missing from the loan file.

Response 1 (11/xx/2023 12:59PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX appraisal review dated 09/xx/2023 was provided and supported the appraised value.	Compensating Factors: $19,420.79 Residual Income, 784 FICO and 22 months reserves after closing. Compensating Factors: $19,420.79 Residual Income, 784 FICO and 22 months reserves after closing.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
23072588	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects 'Lender' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (10/xx/2023 12:21PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Insufficient Documentation-

The file is missing income documentation to support the borrower's self employment. Executive Summary report indicated use of 2021/2022 1099's and conditioned for YTD income and transcripts; however, all documentation is missing from the file.

Response 1 (10/xx/2023 12:31PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Exception approved to treat lease option purchase as a rate/term refinance using appraised value. Deemed non-material based on compensating factors. (Waived)

(Open) Appraisal - Other-

Dart Appraisal is not on approved AMC list but appears on the appraisal order tab in LON. Determined non material based on compensating factors.

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided and supports original appraised value.	Comp Factors - 6 months reserves, 2.8 years at subject property. Compensating Factors - Appears on the appraisal order tab in LON. Lease Option Purchase Loan.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
23093783		XX	10/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The loan file is missing documentation supporting the mortgage on XX. is escrowed and includes both taxes and insurance. Response 1 (11/xx/2023 2:41PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 9/xx/2023 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23083608	XX	9/xx/2023	XX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Transcripts Missing-

W2 transcripts for the co-borrower are missing for 2021 and 2022.

Response 1 (11/xx/2023 1:32PM)
Only the co-borrower's income was used to qualify. 2 years of transcripts are required. (Upheld)

Response 2 (11/xx/2023 6:38AM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

The Condo Questionnaire is missing.

Response 1 (11/xx/2023 1:36PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

Credit Refresh within 10 days of closing was not provided.

Response 1 (11/xx/2023 1:34PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA, dated 8/xx/2023, which supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23072511	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. A cost to cure in the amount of $28.97 was required of which $6.63 was cured on the CD. A cost to cure in the amount of $22.34 is still required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (10/xx/2023 4:56PM)
The documentation provided is not sufficient to cure the finding. Thee appraisal invoice dated 05/xx/2023 discloses the increased appraisal fee of $700.00 of which $350.00 was paid outside of closing by the borrower om 06/xx/2023. If the borrower paid the fee increase on 06/xx/2023, this indicates the lender was aware of the fee increases at that time. A cost to cure in the amount of $22.34 is required. (Upheld)

Response 2 (10/xx/2023 1:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023, Appraisal Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (02/xx/2024 3:55PM)
Exception has been Acknowledged, no grade change.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 1:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.705% and the calculated APR 8.684%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 07/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR 1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 8.685%. The APR threshold to qualify for a safe harbor is 8.410%.

Response 1 (02/xx/2024 9:05AM)
The loan was originated as a Non-QM loan, therefore QM finding is not applicable. (Cleared)

(Clear) Income - Tax Transcripts Missing-

The borrower is self-employed and income is reported on a Schedule C in the personal 1040 tax returns. The lender guidelines required the corresponding tax transactions supporting the self-employed income to be provided. Tax transcripts were not provided.

Response 1 (10/xx/2023 9:30AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Other-

The subject's Note date was 08/xx/2023. The lender guidelines and the conditional approval required a gap credit or undisclosed debt monitoring report no more than 10 days prior to loan closing or any time after closing. The required documentation was not provided.

Response 1 (10/xx/2023 9:31AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XX LLC desk review dated 7/xx/2023 was provided and supported the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
23072316	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee- The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023: Credit Report and Desk Review. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Response 1 (11/xx/2023 11:09AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Tax Transcripts Missing-

Tax Transcripts for 2021/2022 were not provided, as required.

Response 1 (10/xx/2023 3:38PM)
Documentation received is sufficient. (Resolved)

(Open) Occupancy Status-

The intent and/or status of the borrower's occupancy is not supported in the file. The loan closed as a second home. The file reflects the Borrower owns a rental property located in the same xx. While the Borrower resides in CA, the Borrower Contact Consent Form reflects an address inxx A search of the newly constructed subject property, obtained thru Zillow, indicates that the subject has been listed to rent since 8/xx/2023, with a rent payment decrease on 9/xx/2023. The loan closed on 9/xx/2023.

Response 1 (11/xx/2023 11:46AM)
To clarify, the property being rented and the subsequent rent decrease, was supporting evidence that the subject is not a second home. It is an investment property; therefore, the occupancy was misrepresented. (Upheld)

Response 2 (12/xx/2023 2:12PM)
Waiver granted by Investor. (Waived)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments is required. The file is missing 12 months rental payment history for the Borrower's primary rental address in CA.

Response 1 (10/xx/2023 3:39PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 8/xx/2023. that supports the value.	702 score. 9 months of reserves.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
23083362	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023: Appraisal Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 2:39PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.270% and the calculated APR 9.234%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS disclosed on the CD issued on 09/xx/2023 is Missing. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 2:40PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation. The loan file did not contain a Condo Questionnaire as required by Lender's guidelines.

Response 1 (10/xx/2023 7:42AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Social Security/Pension-

Pension benefits were considered as effective income, but sufficient supporting documentation was not found in the file. The borrower received pension income of $9,078.53 per month; however, 2022/2021 tax returns provided does not reflect the second pension income received. The loan file only contains a bank statement reflecting the net amount being deposited. There are no other supporting documents in the loan file for the pension income as required.

Response 1 (10/xx/2023 7:43AM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation. The loan file did not contain a Condo Questionnaire as required.

Response 1 (10/xx/2023 7:44AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 9/xx/2023 which supports the appriased value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23072747	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023: Desk Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 4:56PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 09/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 4:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR 1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 9.352%. The APR threshold to qualify for a safe harbor is 8.650%.

Response 1 (10/xx/2023 4:54PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.448% and the calculated APR 9.352%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 8/xx/23 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23083135	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023: Appraisal Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 4:07PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender's NMLS and company name disclosed on the CD issued on is 09/xx/2023 is Missing. The Broker's NMLS and company name was disclosed as the Lender's NMLS and Lender's company name.

Response 1 (10/xx/2023 4:07PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.902% and the calculated APR 8.857%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/xx/2023. The loan is a non-compliant HPML due to the following: Appraisal Receipt not provided within 3 days of consummation.

Response 6 (01/xx/2024 8:45AM)
The documentation provided is sufficient to make the HPML loan compliant. (Resolved)

Response 1 (10/xx/2023 3:47PM)
The Qualified Mortgage status doe not effect the Federal High Priced loan testing. Evidence the borrower received a copy of the appraisal at least 3 days prior to closing is required for the loan to be a compliant Federal HPML loan. (Upheld)

Response 2 (10/xx/2023 2:40PM)
The report provided confirms the loan is a Federal HPML. Evidence the borrower received a copy of the appraisal at least 3 days prior to closing is required for the loan to be a compliant Federal HPML loan. In review of the loan file, the e-mail to the borrower with a copy of the appraisal was sent on 09/xx/2023. Without receipt from the borrower, the 3 day mailing rule is applied. (Upheld)

Response 3 (10/xx/2023 2:41PM)
The e-mail to the borrower with a copy of the appraisal was sent on 09/xx/2023. The 3 day mailing rule is applied making the receipt date 09/xx/2023. 09/xx/2023 is a Saturday and not considered a business day, and is not included in the 3 days prior to closing. Evidence of receipt is required. (Upheld)

Response 4 (11/xx/2023 2:26PM)
Saturday can be included in the 3 day mailing rule, Saturday can not be included as a business days for receiving the appraisal 3 business days prior to closing requirement. The 3 business days prior can not start on Saturday 09/xx/2023 and begins 09/xx/2023 as the first business day in count. (Upheld)

Response 5 (11/xx/2023 2:16PM)
The information provided is not sufficient to cure the finding. The ECOA valuations rule and High Cost appraisal timing requirements does not have the same guidelines as a Federal High Priced loan which falls under Regulation Z . Evidence the borrower received a copy of the appraisal at least 3 days prior to closing is required to be considered a compliant HMPL. (Upheld)

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

This loan failed the high-cost mortgage points and fees threshold test due to: (12 CFR §1026.32(a)(1)(ii)(A), (B)). The loan amount is $xx or more, and the transaction's total points and fees is $10,885.63, which exceeds 5 percent of the total loan amount of $xx. The following points and fees were included in the calculation: Appraisal Review Fee $150.00, Broker Fee $5,465.63, Points $3,975.00, and Underwriting Fee $1,295.00. A cost to cure in the amount of $1,306.37 is required.

Response 1 (10/xx/2023 4:02PM)
The Qualified Mortgage status doe not effect the Federal High Cost testing. If discount points and fees are bona-fide and excludable, provide undiscounted rate. (Upheld)

Response 2 (10/xx/2023 2:37PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

Loan file did not contain required condo documentation (Master HOI, Condo Questionnaire, Condo Budget, Project Review). The file is missing all condo documentation.

Response 1 (10/xx/2023 2:44PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Verification of 12 months rental payments are required. The file is missing 12 months cancelled rent checks required for a First Time Home Buyer.

Response 1 (10/xx/2023 2:53PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required.

Response 1 (10/xx/2023 2:57PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The file contains the Borrower's 2022 tax return; however, the file is missing documentation of the Borrower's 2021 income.

Response 1 (11/xx/2023 6:44AM)
Accountant's Letter is not documentation of 2021 income. (Upheld)

Response 2 (11/xx/2023 12:05PM)
Explanation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

There was no support for the omission of Space Coast Credit Union auto loan with a monthly payment of $990. The debt is included on the loan application. Loan conditions required documentation to verify the exclusion. Inclusion of the $990 payment results in a DTI of 48.984%, which exceeds the 45% maximum for a First Time Home Buyer.

Response 1 (10/xx/2023 10:00AM)
Documentation received is sufficient. (Received)

(Open) Assets - Minimum Reserves-

Lender exception provided for sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Guidelines require 6 months reserves; however, Borrower has three months reserves in US account and 7 months reserves are in a foreign account. Deemed non material based on compensating factors.

(Open) Income - Missing P&L-

Self-Employed Borrower. Missing most current Profit and Loss Statement as required by guidelines.

Response 5 (01/xx/2024 11:33AM)
Documentation received is sufficient. (Resolved)

Response 1 (11/xx/2023 8:22AM)
Cash Flow Analysis provided. Still missing P/L. (Upheld)

Response 2 (11/xx/2023 6:51AM)
Accountant's letter is not a YTD P/L. (Upheld)

Response 3 (12/xx/2023 10:11AM)
The loan closed 9/xx/2023. YTD P/L is still missing. (Upheld)

Response 4 (12/xx/2023 7:48AM)
Bank statements do not belong to the borrower. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 8/xx/2023, that supports the value.	Compensating factors - 734 Credit Score and 5 years on job Compensating factors - 734 Credit Score and 5 years on job	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
23072850	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023: Desk Review, Credit Report and Condo Questionnaire. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 10:59AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 10:59AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 08/xx/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (10/xx/2023 11:00AM)
The loan is Non-QM. (Resolved)

(Clear) FEMA-

FEMA Declaration declared 9/xx/2023 for Florida Hurricane XX [DR-XX] with an incident period of 8/xx/23 – 9/xx/2023 which is after the original appraisal date 8/xx/23. XX appraisal report dated 8/xx/23 also done prior to incident period. Please provide Property Inspection to confirm no damage.

Response 1 (10/xx/2023 8:47AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Borrower employed by XX. Guidelines require W2 tax transcripts and were not provided as required.

Response 1 (10/xx/2023 1:29PM)
Documentation received is sufficient. (Resolved)

(Clear) Final Application - Inaccurate-

The Final Application does not accurately reflect the verified information as in the loan file. The final application reflects the borrower employed with XX since 6/xx/2007. The VOE dated 8/xx/2023 reflects the borrower's start date of 3/xx/22 which is not 2 years of employment history reflected on the application as required.

Response 1 (10/xx/2023 8:50AM)
Documentation received is sufficient. (Resolved)

(Clear) Condo - Documentation-

Loan file does not contain required condo documentation. A condo questionnaire not provided in the file as required. Additional conditions may apply.

Response 1 (10/xx/2023 11:28AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/xx/23 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23082901	XX	8/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B-Services Borrower Did Not Shop For of the revised CD issued on 08/xx/2023: Desk Review, Credit Report and Verification. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 1:39PM)
The documentation provided is not sufficient to cure the finding. The PCCD provided has the correct payee for the Appraisal fee. The credit report fee and verification fee reflect the payee to the broker. (Upheld)

Response 2 (11/xx/2023 2:17PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 08/xx/2023 does not match the NMLS Registry site. The broker's company name was disclosed as the lender's company name. Additionally, the broker's NMLS was disclosed as the lender's NMLS.

Response 1 (10/xx/2023 1:37PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Condo - Documentation-

The loan file was missing the required condo questionnaire, per guidelines.

Response 1 (10/xx/2023 3:50PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The loan file contained a lender exception allowing the receipt of bonus income less than 2 years to be included in the qualifying income calculations. Deemed non-material based upon compensating factors (waived).

(Clear) Income - Tax Transcripts Missing-

The borrower is employed with XX. Guidelines require W2 tax transcripts and were not provided as required.

Response 1 (10/xx/2023 3:51PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/xx/2023 which supports the appraised value.	Compensating factors: FICO 781; reserves of $559,308.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
23072649	XX	9/xx/2023	XX	Non-QM Non-Verified	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $6,940.00, which exceeded 3% of total loan amount. The following fees were included in the testing: Appraisal Review $150, Mortgage Broker $4,800, Processing Fee $695, Underwriting Fee $1,295. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). A cost to cure in the amount of $2,393.79 is required.

Response 1 (10/xx/2023 4:46PM)
The loan is Non-QM. (Resolved)

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($124,331.00), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 2.25%. The date used for rate set is 7/xx/2023. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (10/xx/2023 4:46PM)
The loan is Non-QM. (Resolved)

(Clear) TRID - CD - Lender NMLS Missing or Inaccurate-

The Lender NMLS disclosed on the CD issued on 9/xx/2023 does not match the NMLS Registry site. The Broker's NMLS was disclosed as the Lender's NMLS.

Response 1 (10/xx/2023 4:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 09/xx/2023. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (10/xx/2023 4:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Income - Other/Missing- The loan file is missing the most recent 2 years 1099/ transcripts for the borrower. Response 1 (10/xx/2023 8:46AM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Other- The loan file contains a lender exception completed prior to consummation. The borrower has a payment shock of 722.51% with DTI over 45%. Compensating factors deem this as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XX dated 7/xx/23 which supports the appraised value.	Compensating Factors: Current residence owned free and clear- 6 years in current job.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A